Business and Nature of Operations	12 Months Ended
Dec. 31, 2025
Business and Nature of Operations [Abstract]
BUSINESS AND NATURE OF OPERATIONS

NOTE 1 – BUSINESS AND NATURE OF OPERATIONS

20/20 Biolabs, Inc. (formerly 20/20 GeneSystems, Inc.) (the “Company”), founded in May 2000, is a commercial stage diagnostics company with the core mission of developing and commercializing clinical laboratory tests for early disease detection and prevention and associated software that is powered by machine learning and real-world data to improve diagnostic accuracy and clinical utility.

For early cancer detection, the Company uses machine learning and real-world data analytics approaches to substantially improve the accuracy of tumor biomarkers that are currently tested in millions of individuals around the world. The Company’s cancer product, known as OneTest, is a multi-cancer test for screening at least five types of cancer from one blood sample.

The Company’s legacy business includes a patented field test kit for screening suspicious powders for bioterror agents that is used regularly by hundreds of first responder organizations worldwide, known as BioCheck.

To increase its menu of innovative tests faster and at a lower cost and risk than through internal development, in 2021, the Company established its Clinical Laboratory Innovation Accelerator (“CLIAx”), which permits diagnostics start-up companies from around the world to launch their laboratory developed tests in the Company’s CLIA (Clinical Laboratory Improvement Amendments) licensed laboratory using shared equipment and laboratory personnel.

Management Plans

The Company has incurred recent operating losses, which management anticipates may continue in the near term. To support ongoing operations and liquidity needs, the Company has raised additional funding through a private placement of $5 million and convertible debt and bridge financing of $500,000 together with its Regulation CF offering (see Note 6). In addition, the Company has conducted a direct listing as part of its capital-raising and strategic growth initiatives. Although management believes that the direct listing may enhance the Company’s access to public capital markets, there can be no assurance that such a transaction will be completed or that it will generate sufficient liquidity to fund operations.

The Company’s continuation as a going concern is dependent upon achieving continued revenue growth that exceeds spending increases, a trend that was achieved in 2025, while continued financial support from external financing to provide the necessary liquidity to meet its obligations as needed. Management believes that additional external financing can be obtained, including potential proceeds from other equity or debt financings. However, there can be no assurance of the success, timing, or terms of any future capital-raising activities.